UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21777
JOHN HANCOCK FUNDS III
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116
(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MA 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
March 31
Date of reporting period:
March 31, 2025
ITEM 1. REPORTS TO STOCKHOLDERS
The Registrant prepared the following annual reports to shareholders for the period ended March 31, 2025:
  John Hancock U.S. Growth Fund
John Hancock U.S. Growth Fund
Class A/JSGAX
Annual SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the John Hancock U.S. Growth Fund (the fund) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Growth Fund (Class A/JSGAX)	$99	0.96%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
U.S. Growth Fund (Class A/JSGAX) returned 5.66% (excluding sales charges) for the year ended March 31, 2025. U.S. equities rose during the 12-month period, driven by high-growth, high-momentum artificial intelligence and technology stocks. Early in 2025, positive investor sentiment about domestic equities after the U.S. election reversed, reflecting concerns about the potential imposition of high tariffs, rising geopolitical tension, the potential for higher inflation, and reduced optimism about the prospects for stocks with business tied to AI.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The information technology sector, a contributor to the fund’s absolute performance, was led by consumer electronics company Apple, Inc. and AI-chip developer NVIDIA Corp.
Communication services | In the communication services sector, which added to the fund’s absolute return, video-streaming service Netflix, Inc. was a standout, as the company added record new subscribers.
Financials | Within the financials sector, the fund’s top contributor on an absolute basis was Tradeweb Markets, Inc., a financial technology company.

TOP PERFORMANCE DETRACTORS
Health care | In the health care sector, ICON PLC, a clinical research organization, and managed-care company Molina Healthcare, Inc. meaningfully detracted in absolute terms.
Industrials | The industrials sector hampered results on an absolute basis, most notably due to the fund’s position in Builders FirstSource, Inc., a manufacturer and supplier of building materials.
Microsoft Corp. | Exposure to Microsoft Corp. weighed on the fund’s absolute performance, as the software maker’s shares fell sharply in late January on disappointing revenue.

The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
U.S. Growth Fund (Class A/JSGAX)	0.37%	16.75%	12.83%
U.S. Growth Fund (Class A/JSGAX)—excluding sales charge	5.66%	17.95%	13.41%
Russell 1000 Index	7.82%	18.47%	12.18%
Russell 1000 Growth Index	7.76%	20.09%	15.12%

The fund has designated Russell 1000 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,541,865,659
Total number of portfolio holdings	41
Total advisory fees paid (net)	$8,424,334
Portfolio turnover rate	80%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	10.7%
Microsoft Corp.	9.3%
Apple, Inc.	8.3%
Amazon.com, Inc.	8.1%
Alphabet, Inc., Class A	6.2%
Mastercard, Inc., Class A	3.7%
Broadcom, Inc.	3.7%
Eli Lilly & Company	3.6%
Meta Platforms, Inc., Class A	3.6%
Netflix, Inc.	2.5%

Sector Composition
Information technology	38.3%
Communication services	14.6%
Consumer discretionary	14.5%
Financials	11.6%
Health care	8.9%
Consumer staples	4.2%
Energy	2.3%
Real estate	2.0%
Industrials	1.8%
Short-term investments and other	1.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4377530
393A-A
3/25
5/25
John Hancock U.S. Growth Fund
Class C/JSGCX
Annual SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the John Hancock U.S. Growth Fund (the fund) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Growth Fund (Class C/JSGCX)	$175	1.71%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
U.S. Growth Fund (Class C/JSGCX) returned 4.86% (excluding sales charges) for the year ended March 31, 2025. U.S. equities rose during the 12-month period, driven by high-growth, high-momentum artificial intelligence and technology stocks. Early in 2025, positive investor sentiment about domestic equities after the U.S. election reversed, reflecting concerns about the potential imposition of high tariffs, rising geopolitical tension, the potential for higher inflation, and reduced optimism about the prospects for stocks with business tied to AI.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The information technology sector, a contributor to the fund’s absolute performance, was led by consumer electronics company Apple, Inc. and AI-chip developer NVIDIA Corp.
Communication services | In the communication services sector, which added to the fund’s absolute return, video-streaming service Netflix, Inc. was a standout, as the company added record new subscribers.
Financials | Within the financials sector, the fund’s top contributor on an absolute basis was Tradeweb Markets, Inc., a financial technology company.

TOP PERFORMANCE DETRACTORS
Health care | In the health care sector, ICON PLC, a clinical research organization, and managed-care company Molina Healthcare, Inc. meaningfully detracted in absolute terms.
Industrials | The industrials sector hampered results on an absolute basis, most notably due to the fund’s position in Builders FirstSource, Inc., a manufacturer and supplier of building materials.
Microsoft Corp. | Exposure to Microsoft Corp. weighed on the fund’s absolute performance, as the software maker’s shares fell sharply in late January on disappointing revenue.

The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
U.S. Growth Fund (Class C/JSGCX)	3.91%	17.07%	12.57%
U.S. Growth Fund (Class C/JSGCX)—excluding sales charge	4.86%	17.07%	12.57%
Russell 1000 Index	7.82%	18.47%	12.18%
Russell 1000 Growth Index	7.76%	20.09%	15.12%

The fund has designated Russell 1000 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,541,865,659
Total number of portfolio holdings	41
Total advisory fees paid (net)	$8,424,334
Portfolio turnover rate	80%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	10.7%
Microsoft Corp.	9.3%
Apple, Inc.	8.3%
Amazon.com, Inc.	8.1%
Alphabet, Inc., Class A	6.2%
Mastercard, Inc., Class A	3.7%
Broadcom, Inc.	3.7%
Eli Lilly & Company	3.6%
Meta Platforms, Inc., Class A	3.6%
Netflix, Inc.	2.5%

Sector Composition
Information technology	38.3%
Communication services	14.6%
Consumer discretionary	14.5%
Financials	11.6%
Health care	8.9%
Consumer staples	4.2%
Energy	2.3%
Real estate	2.0%
Industrials	1.8%
Short-term investments and other	1.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4377530

393A-C

3/25

5/25

John Hancock U.S. Growth Fund
Class I/JSGIX
Annual SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the John Hancock U.S. Growth Fund (the fund) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Growth Fund (Class I/JSGIX)	$73	0.71%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
U.S. Growth Fund (Class I/JSGIX) returned 5.93% for the year ended March 31, 2025. U.S. equities rose during the 12-month period, driven by high-growth, high-momentum artificial intelligence and technology stocks. Early in 2025, positive investor sentiment about domestic equities after the U.S. election reversed, reflecting concerns about the potential imposition of high tariffs, rising geopolitical tension, the potential for higher inflation, and reduced optimism about the prospects for stocks with business tied to AI.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The information technology sector, a contributor to the fund’s absolute performance, was led by consumer electronics company Apple, Inc. and AI-chip developer NVIDIA Corp.
Communication services | In the communication services sector, which added to the fund’s absolute return, video-streaming service Netflix, Inc. was a standout, as the company added record new subscribers.
Financials | Within the financials sector, the fund’s top contributor on an absolute basis was Tradeweb Markets, Inc., a financial technology company.

TOP PERFORMANCE DETRACTORS
Health care | In the health care sector, ICON PLC, a clinical research organization, and managed-care company Molina Healthcare, Inc. meaningfully detracted in absolute terms.
Industrials | The industrials sector hampered results on an absolute basis, most notably due to the fund’s position in Builders FirstSource, Inc., a manufacturer and supplier of building materials.
Microsoft Corp. | Exposure to Microsoft Corp. weighed on the fund’s absolute performance, as the software maker’s shares fell sharply in late January on disappointing revenue.

The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
U.S. Growth Fund (Class I/JSGIX)	5.93%	18.25%	13.70%
Russell 1000 Index	7.82%	18.47%	12.18%
Russell 1000 Growth Index	7.76%	20.09%	15.12%

The fund has designated Russell 1000 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,541,865,659
Total number of portfolio holdings	41
Total advisory fees paid (net)	$8,424,334
Portfolio turnover rate	80%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	10.7%
Microsoft Corp.	9.3%
Apple, Inc.	8.3%
Amazon.com, Inc.	8.1%
Alphabet, Inc., Class A	6.2%
Mastercard, Inc., Class A	3.7%
Broadcom, Inc.	3.7%
Eli Lilly & Company	3.6%
Meta Platforms, Inc., Class A	3.6%
Netflix, Inc.	2.5%

Sector Composition
Information technology	38.3%
Communication services	14.6%
Consumer discretionary	14.5%
Financials	11.6%
Health care	8.9%
Consumer staples	4.2%
Energy	2.3%
Real estate	2.0%
Industrials	1.8%
Short-term investments and other	1.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4377530

393A-I

3/25

5/25

John Hancock U.S. Growth Fund
Class NAV
Annual SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the John Hancock U.S. Growth Fund (the fund) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Growth Fund (Class NAV)	$62	0.60%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
U.S. Growth Fund (Class NAV) returned 6.04% for the year ended March 31, 2025. U.S. equities rose during the 12-month period, driven by high-growth, high-momentum artificial intelligence and technology stocks. Early in 2025, positive investor sentiment about domestic equities after the U.S. election reversed, reflecting concerns about the potential imposition of high tariffs, rising geopolitical tension, the potential for higher inflation, and reduced optimism about the prospects for stocks with business tied to AI.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The information technology sector, a contributor to the fund’s absolute performance, was led by consumer electronics company Apple, Inc. and AI-chip developer NVIDIA Corp.
Communication services | In the communication services sector, which added to the fund’s absolute return, video-streaming service Netflix, Inc. was a standout, as the company added record new subscribers.
Financials | Within the financials sector, the fund’s top contributor on an absolute basis was Tradeweb Markets, Inc., a financial technology company.

TOP PERFORMANCE DETRACTORS
Health care | In the health care sector, ICON PLC, a clinical research organization, and managed-care company Molina Healthcare, Inc. meaningfully detracted in absolute terms.
Industrials | The industrials sector hampered results on an absolute basis, most notably due to the fund’s position in Builders FirstSource, Inc., a manufacturer and supplier of building materials.
Microsoft Corp. | Exposure to Microsoft Corp. weighed on the fund’s absolute performance, as the software maker’s shares fell sharply in late January on disappointing revenue.

The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
U.S. Growth Fund (Class NAV)	6.04%	18.38%	13.83%
Russell 1000 Index	7.82%	18.47%	12.18%
Russell 1000 Growth Index	7.76%	20.09%	15.12%

The fund has designated Russell 1000 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,541,865,659
Total number of portfolio holdings	41
Total advisory fees paid (net)	$8,424,334
Portfolio turnover rate	80%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	10.7%
Microsoft Corp.	9.3%
Apple, Inc.	8.3%
Amazon.com, Inc.	8.1%
Alphabet, Inc., Class A	6.2%
Mastercard, Inc., Class A	3.7%
Broadcom, Inc.	3.7%
Eli Lilly & Company	3.6%
Meta Platforms, Inc., Class A	3.6%
Netflix, Inc.	2.5%

Sector Composition
Information technology	38.3%
Communication services	14.6%
Consumer discretionary	14.5%
Financials	11.6%
Health care	8.9%
Consumer staples	4.2%
Energy	2.3%
Real estate	2.0%
Industrials	1.8%
Short-term investments and other	1.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4377530

393A-NAV

3/25

5/25

John Hancock U.S. Growth Fund
Class R2/JSGRX
Annual SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the John Hancock U.S. Growth Fund (the fund) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Growth Fund (Class R2/JSGRX)	$113	1.10%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
U.S. Growth Fund (Class R2/JSGRX) returned 5.50% for the year ended March 31, 2025. U.S. equities rose during the 12-month period, driven by high-growth, high-momentum artificial intelligence and technology stocks. Early in 2025, positive investor sentiment about domestic equities after the U.S. election reversed, reflecting concerns about the potential imposition of high tariffs, rising geopolitical tension, the potential for higher inflation, and reduced optimism about the prospects for stocks with business tied to AI.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The information technology sector, a contributor to the fund’s absolute performance, was led by consumer electronics company Apple, Inc. and AI-chip developer NVIDIA Corp.
Communication services | In the communication services sector, which added to the fund’s absolute return, video-streaming service Netflix, Inc. was a standout, as the company added record new subscribers.
Financials | Within the financials sector, the fund’s top contributor on an absolute basis was Tradeweb Markets, Inc., a financial technology company.

TOP PERFORMANCE DETRACTORS
Health care | In the health care sector, ICON PLC, a clinical research organization, and managed-care company Molina Healthcare, Inc. meaningfully detracted in absolute terms.
Industrials | The industrials sector hampered results on an absolute basis, most notably due to the fund’s position in Builders FirstSource, Inc., a manufacturer and supplier of building materials.
Microsoft Corp. | Exposure to Microsoft Corp. weighed on the fund’s absolute performance, as the software maker’s shares fell sharply in late January on disappointing revenue.

The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
U.S. Growth Fund (Class R2/JSGRX)	5.50%	17.79%	13.26%
Russell 1000 Index	7.82%	18.47%	12.18%
Russell 1000 Growth Index	7.76%	20.09%	15.12%

The fund has designated Russell 1000 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,541,865,659
Total number of portfolio holdings	41
Total advisory fees paid (net)	$8,424,334
Portfolio turnover rate	80%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	10.7%
Microsoft Corp.	9.3%
Apple, Inc.	8.3%
Amazon.com, Inc.	8.1%
Alphabet, Inc., Class A	6.2%
Mastercard, Inc., Class A	3.7%
Broadcom, Inc.	3.7%
Eli Lilly & Company	3.6%
Meta Platforms, Inc., Class A	3.6%
Netflix, Inc.	2.5%

Sector Composition
Information technology	38.3%
Communication services	14.6%
Consumer discretionary	14.5%
Financials	11.6%
Health care	8.9%
Consumer staples	4.2%
Energy	2.3%
Real estate	2.0%
Industrials	1.8%
Short-term investments and other	1.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4377530
393A-R2
3/25
5/25
John Hancock U.S. Growth Fund
Class R4/JHSGX
Annual SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the John Hancock U.S. Growth Fund (the fund) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Growth Fund (Class R4/JHSGX)	$87	0.85%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
U.S. Growth Fund (Class R4/JHSGX) returned 5.77% for the year ended March 31, 2025. U.S. equities rose during the 12-month period, driven by high-growth, high-momentum artificial intelligence and technology stocks. Early in 2025, positive investor sentiment about domestic equities after the U.S. election reversed, reflecting concerns about the potential imposition of high tariffs, rising geopolitical tension, the potential for higher inflation, and reduced optimism about the prospects for stocks with business tied to AI.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The information technology sector, a contributor to the fund’s absolute performance, was led by consumer electronics company Apple, Inc. and AI-chip developer NVIDIA Corp.
Communication services | In the communication services sector, which added to the fund’s absolute return, video-streaming service Netflix, Inc. was a standout, as the company added record new subscribers.
Financials | Within the financials sector, the fund’s top contributor on an absolute basis was Tradeweb Markets, Inc., a financial technology company.

TOP PERFORMANCE DETRACTORS
Health care | In the health care sector, ICON PLC, a clinical research organization, and managed-care company Molina Healthcare, Inc. meaningfully detracted in absolute terms.
Industrials | The industrials sector hampered results on an absolute basis, most notably due to the fund’s position in Builders FirstSource, Inc., a manufacturer and supplier of building materials.
Microsoft Corp. | Exposure to Microsoft Corp. weighed on the fund’s absolute performance, as the software maker’s shares fell sharply in late January on disappointing revenue.

The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
U.S. Growth Fund (Class R4/JHSGX)	5.77%	18.13%	13.56%
Russell 1000 Index	7.82%	18.47%	12.18%
Russell 1000 Growth Index	7.76%	20.09%	15.12%

The fund has designated Russell 1000 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,541,865,659
Total number of portfolio holdings	41
Total advisory fees paid (net)	$8,424,334
Portfolio turnover rate	80%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	10.7%
Microsoft Corp.	9.3%
Apple, Inc.	8.3%
Amazon.com, Inc.	8.1%
Alphabet, Inc., Class A	6.2%
Mastercard, Inc., Class A	3.7%
Broadcom, Inc.	3.7%
Eli Lilly & Company	3.6%
Meta Platforms, Inc., Class A	3.6%
Netflix, Inc.	2.5%

Sector Composition
Information technology	38.3%
Communication services	14.6%
Consumer discretionary	14.5%
Financials	11.6%
Health care	8.9%
Consumer staples	4.2%
Energy	2.3%
Real estate	2.0%
Industrials	1.8%
Short-term investments and other	1.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4377530
393A-R4
3/25
5/25
John Hancock U.S. Growth Fund
Class R6/JSGTX
Annual SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the John Hancock U.S. Growth Fund (the fund) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Growth Fund (Class R6/JSGTX)	$62	0.60%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
U.S. Growth Fund (Class R6/JSGTX) returned 6.04% for the year ended March 31, 2025. U.S. equities rose during the 12-month period, driven by high-growth, high-momentum artificial intelligence and technology stocks. Early in 2025, positive investor sentiment about domestic equities after the U.S. election reversed, reflecting concerns about the potential imposition of high tariffs, rising geopolitical tension, the potential for higher inflation, and reduced optimism about the prospects for stocks with business tied to AI.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The information technology sector, a contributor to the fund’s absolute performance, was led by consumer electronics company Apple, Inc. and AI-chip developer NVIDIA Corp.
Communication services | In the communication services sector, which added to the fund’s absolute return, video-streaming service Netflix, Inc. was a standout, as the company added record new subscribers.
Financials | Within the financials sector, the fund’s top contributor on an absolute basis was Tradeweb Markets, Inc., a financial technology company.

TOP PERFORMANCE DETRACTORS
Health care | In the health care sector, ICON PLC, a clinical research organization, and managed-care company Molina Healthcare, Inc. meaningfully detracted in absolute terms.
Industrials | The industrials sector hampered results on an absolute basis, most notably due to the fund’s position in Builders FirstSource, Inc., a manufacturer and supplier of building materials.
Microsoft Corp. | Exposure to Microsoft Corp. weighed on the fund’s absolute performance, as the software maker’s shares fell sharply in late January on disappointing revenue.

The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
U.S. Growth Fund (Class R6/JSGTX)	6.04%	18.37%	13.83%
Russell 1000 Index	7.82%	18.47%	12.18%
Russell 1000 Growth Index	7.76%	20.09%	15.12%

The fund has designated Russell 1000 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,541,865,659
Total number of portfolio holdings	41
Total advisory fees paid (net)	$8,424,334
Portfolio turnover rate	80%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	10.7%
Microsoft Corp.	9.3%
Apple, Inc.	8.3%
Amazon.com, Inc.	8.1%
Alphabet, Inc., Class A	6.2%
Mastercard, Inc., Class A	3.7%
Broadcom, Inc.	3.7%
Eli Lilly & Company	3.6%
Meta Platforms, Inc., Class A	3.6%
Netflix, Inc.	2.5%

Sector Composition
Information technology	38.3%
Communication services	14.6%
Consumer discretionary	14.5%
Financials	11.6%
Health care	8.9%
Consumer staples	4.2%
Energy	2.3%
Real estate	2.0%
Industrials	1.8%
Short-term investments and other	1.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4377530
393A-R6
3/25
5/25
John Hancock U.S. Growth Fund

ITEM 2. CODE OF ETHICS.

As of the end of the year, March 31, 2025, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Covered Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Frances G. Rathke is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to $46,810 and $45,063 for the fiscal years ended March 31, 2025 and March 31, 2024, respectively. These fees were billed to the registrant and were approved by the registrant's audit committee.

(b) Audit-Related Services

Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews and software licensing fees. Amounts billed to the registrant were $695 and $629 for fiscal years ended March 31, 2025 and March 31, 2024, respectively.

Amounts billed to control affiliates were $132,464 and $127,986 for the fiscal years ended March 31, 2025 and March 31, 2024, respectively.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning ("tax fees") amounted to $6,483 and $4,254 for the fiscal years ended March 31, 2025 and March 31, 2024, respectively. The nature of the services comprising the tax fees was the review of the registrant's tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee.

(d) All Other Fees

The nature of the services comprising all other fees is advisory services provided to the investment manager. Other fees amounted to $0 and $369 for the fiscal years ended March 31, 2025 and March 31, 2024, respectively.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the "Auditor") relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The registrant's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

Audit-Related Fees, Tax Fees and All Other Fees

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant's principal accountant for the fiscal year ended March 31, 2025, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates were $739,738 for the fiscal year ended March 31, 2025 and $1,007,285 for the fiscal year ended March 31, 2024.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant's independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Frances G. Rathke – Chairperson

William H. Cunningham

William K. Bacic - Member of the Audit Committee as of September 24, 2024.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Refer to information included in Item 7.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the year ended March 31, 2025 for the following fund:

  John Hancock U.S. Growth Fund

Annual Financial Statements & Other N-CSR Items
John Hancock
U.S. Growth Fund
U.S. equity
March 31, 2025

John Hancock
U.S. Growth Fund

2	Fund’s investments
5	Financial statements
8	Financial highlights
15	Notes to financial statements
23	Report of independent registered public accounting firm
24	Tax information
1	JOHN HANCOCK U.S. GROWTH FUND |

Fund’s investments
AS OF 3-31-25
	Shares	Value
Common stocks 98.2%		$1,513,372,906
(Cost $981,531,923)
Communication services 14.6%		224,783,677
Entertainment 3.6%
Live Nation Entertainment, Inc. (A)	135,676	17,716,572
Netflix, Inc. (A)	40,698	37,952,106
Interactive media and services 9.8%
Alphabet, Inc., Class A	623,262	96,381,236
Meta Platforms, Inc., Class A	95,605	55,102,898
Wireless telecommunication services 1.2%
T-Mobile US, Inc.	66,105	17,630,865
Consumer discretionary 14.5%		222,818,871
Automobiles 1.1%
Tesla, Inc. (A)	65,585	16,997,009
Broadline retail 8.1%
Amazon.com, Inc. (A)	652,059	124,060,745
Hotels, restaurants and leisure 2.3%
DraftKings, Inc., Class A (A)	447,886	14,874,294
Starbucks Corp.	213,472	20,939,468
Household durables 0.9%
Lennar Corp., Class A	121,730	13,972,169
Specialty retail 2.1%
O’Reilly Automotive, Inc. (A)	22,320	31,975,186
Consumer staples 4.2%		65,069,992
Beverages 1.7%
The Coca-Cola Company	372,772	26,697,931
Consumer staples distribution and retail 2.5%
Casey’s General Stores, Inc.	43,789	19,006,178
U.S. Foods Holding Corp. (A)	295,843	19,365,883
Energy 2.3%		35,460,422
Oil, gas and consumable fuels 2.3%
Targa Resources Corp.	94,199	18,884,074
The Williams Companies, Inc.	277,382	16,576,348
Financials 11.6%		179,014,188
Banks 1.1%
Wells Fargo & Company	240,131	17,239,004
Capital markets 4.4%
Ares Management Corp., Class A	118,701	17,402,754
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK U.S. GROWTH FUND	2

	Shares	Value
Financials (continued)
Capital markets (continued)
KKR & Company, Inc.	149,793	$17,317,569
Nasdaq, Inc.	181,719	13,785,203
Tradeweb Markets, Inc., Class A	129,070	19,161,732
Consumer finance 1.2%
American Express Company	68,117	18,326,879
Financial services 4.9%
Equitable Holdings, Inc.	349,289	18,194,464
Mastercard, Inc., Class A	105,062	57,586,583
Health care 8.9%		137,048,104
Biotechnology 1.2%
United Therapeutics Corp. (A)	58,519	18,039,652
Health care equipment and supplies 1.1%
Boston Scientific Corp. (A)	163,740	16,518,091
Health care providers and services 3.0%
Cencora, Inc.	86,650	24,096,499
UnitedHealth Group, Inc.	43,889	22,986,864
Pharmaceuticals 3.6%
Eli Lilly & Company	67,086	55,406,998
Industrials 1.8%		28,065,599
Ground transportation 1.8%
Uber Technologies, Inc. (A)	385,199	28,065,599
Information technology 38.3%		589,756,860
Electronic equipment, instruments and components 2.0%
Flex, Ltd. (A)	442,835	14,648,982
Jabil, Inc.	112,542	15,313,590
IT services 1.5%
GoDaddy, Inc., Class A (A)	131,016	23,601,222
Semiconductors and semiconductor equipment 15.3%
Broadcom, Inc.	339,763	56,886,519
NVIDIA Corp.	1,519,020	164,631,386
NXP Semiconductors NV	77,044	14,642,983
Software 11.2%
Microsoft Corp.	381,254	143,118,939
Salesforce, Inc.	107,609	28,877,951
Technology hardware, storage and peripherals 8.3%
Apple, Inc.	576,398	128,035,288
3	JOHN HANCOCK U.S. GROWTH FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Real estate 2.0%		$31,355,193
Health care REITs 2.0%
Welltower, Inc.	204,655	31,355,193

	Yield (%)	Shares	Value
Short-term investments 1.1%			$17,301,681
(Cost $17,301,681)
Short-term funds 1.1%			17,301,681
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.2644(B)	17,301,681	17,301,681

Total investments (Cost $998,833,604) 99.3%	$1,530,674,587
Other assets and liabilities, net 0.7%	11,191,072
Total net assets 100.0%	$1,541,865,659

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 3-31-25.
At 3-31-25, the aggregate cost of investments for federal income tax purposes was $1,003,647,884. Net unrealized appreciation aggregated to $527,026,703, of which $547,003,740 related to gross unrealized appreciation and $19,977,037 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK U.S. GROWTH FUND	4

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 3-31-25

Assets
Unaffiliated investments, at value (Cost $998,833,604)	$1,530,674,587
Dividends and interest receivable	302,727
Receivable for fund shares sold	12,927,516
Other assets	153,115
Total assets	1,544,057,945
Liabilities
Payable for investments purchased	30,331
Payable for fund shares repurchased	1,827,428
Payable to affiliates
Accounting and legal services fees	44,028
Transfer agent fees	125,967
Distribution and service fees	1,575
Trustees’ fees	113
Other liabilities and accrued expenses	162,844
Total liabilities	2,192,286
Net assets	$1,541,865,659
Net assets consist of
Paid-in capital	$955,801,626
Total distributable earnings (loss)	586,064,033
Net assets	$1,541,865,659

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($802,488,644 ÷ 32,743,023 shares)[1]	$24.51
Class C ($21,816,563 ÷ 977,055 shares)[1]	$22.33
Class I ($408,100,545 ÷ 16,209,223 shares)	$25.18
Class R2 ($1,494,592 ÷ 60,699 shares)	$24.62
Class R4 ($14,188,985 ÷ 564,973 shares)	$25.11
Class R6 ($219,488,608 ÷ 8,641,424 shares)	$25.40
Class NAV ($74,287,722 ÷ 2,925,529 shares)	$25.39
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$25.80

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
5	JOHN HANCOCK U.S. Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended 3-31-25

Investment income
Dividends	$8,767,985
Interest	2,504
Non-cash dividends	603,124
Securities lending	538
Less foreign taxes withheld	(48,435)
Total investment income	9,325,716
Expenses
Investment management fees	8,555,854
Distribution and service fees	2,383,886
Accounting and legal services fees	234,764
Transfer agent fees	1,414,238
Trustees’ fees	33,685
Custodian fees	180,360
State registration fees	163,047
Printing and postage	71,175
Professional fees	104,812
Other	63,020
Total expenses	13,204,841
Less expense reductions	(147,051)
Net expenses	13,057,790
Net investment loss	(3,732,074)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	144,147,744
144,147,744
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(60,476,988)
(60,476,988)
Net realized and unrealized gain	83,670,756
Increase in net assets from operations	$79,938,682
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK U.S. Growth Fund	6

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 3-31-25	Year ended 3-31-24
Increase (decrease) in net assets
From operations
Net investment loss	$(3,732,074)	$(3,713,573)
Net realized gain	144,147,744	112,296,383
Change in net unrealized appreciation (depreciation)	(60,476,988)	335,146,098
Increase in net assets resulting from operations	79,938,682	443,728,908
Distributions to shareholders
From earnings
Class A	(79,224,571)	(32,190,545)
Class C	(2,423,739)	(1,080,252)
Class I	(38,240,825)	(14,531,122)
Class R2	(150,368)	(60,657)
Class R4	(1,398,347)	(846)
Class R6	(19,492,539)	(7,204,381)
Class NAV	(7,388,199)	(2,907,566)
Total distributions	(148,318,588)	(57,975,369)
From fund share transactions	211,037,043	17,926,487
Total increase	142,657,137	403,680,026
Net assets
Beginning of year	1,399,208,522	995,528,496
End of year	$1,541,865,659	$1,399,208,522
7	JOHN HANCOCK U.S. Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	3-31-25	3-31-24	3-31-23	3-31-22	3-31-21
Per share operating performance
Net asset value, beginning of period	$25.46	$18.30	$22.99	$23.96	$16.24
Net investment loss[1]	(0.10)	(0.09)	(0.01)	(0.10)	(0.07)
Net realized and unrealized gain (loss) on investments	1.78	8.36	(2.76)	2.75	8.40
Total from investment operations	1.68	8.27	(2.77)	2.65	8.33
Less distributions
From net realized gain	(2.63)	(1.11)	(1.92)	(3.62)	(0.61)
Net asset value, end of period	$24.51	$25.46	$18.30	$22.99	$23.96
Total return (%)[2,3]	5.66	46.08	(11.22)	10.06	51.37
Ratios and supplemental data
Net assets, end of period (in millions)	$802	$768	$547	$670	$653
Ratios (as a percentage of average net assets):
Expenses before reductions	0.97	0.99	0.99	0.96	1.01
Expenses including reductions	0.96	0.98	0.98	0.96	1.00
Net investment loss	(0.36)	(0.44)	(0.04)	(0.40)	(0.31)
Portfolio turnover (%)	80	69	103	91	101

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK U.S. Growth Fund	8

CLASS C SHARES Period ended	3-31-25	3-31-24	3-31-23	3-31-22	3-31-21
Per share operating performance
Net asset value, beginning of period	$23.57	$17.13	$21.84	$23.08	$15.77
Net investment loss[1]	(0.28)	(0.24)	(0.14)	(0.28)	(0.23)
Net realized and unrealized gain (loss) on investments	1.67	7.79	(2.65)	2.66	8.15
Total from investment operations	1.39	7.55	(2.79)	2.38	7.92
Less distributions
From net realized gain	(2.63)	(1.11)	(1.92)	(3.62)	(0.61)
Net asset value, end of period	$22.33	$23.57	$17.13	$21.84	$23.08
Total return (%)[2,3]	4.86	45.01	(11.93)	9.25	50.29
Ratios and supplemental data
Net assets, end of period (in millions)	$22	$23	$19	$30	$35
Ratios (as a percentage of average net assets):
Expenses before reductions	1.72	1.74	1.74	1.71	1.76
Expenses including reductions	1.71	1.73	1.73	1.71	1.75
Net investment loss	(1.11)	(1.19)	(0.78)	(1.15)	(1.07)
Portfolio turnover (%)	80	69	103	91	101

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
9	JOHN HANCOCK U.S. Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	3-31-25	3-31-24	3-31-23	3-31-22	3-31-21
Per share operating performance
Net asset value, beginning of period	$26.03	$18.66	$23.35	$24.23	$16.38
Net investment income (loss)[1]	(0.03)	(0.04)	0.04	(0.04)	(0.01)
Net realized and unrealized gain (loss) on investments	1.81	8.55	(2.81)	2.78	8.49
Total from investment operations	1.78	8.51	(2.77)	2.74	8.48
Less distributions
From net investment income	—	(0.03)	—	—	(0.02)
From net realized gain	(2.63)	(1.11)	(1.92)	(3.62)	(0.61)
Total distributions	(2.63)	(1.14)	(1.92)	(3.62)	(0.63)
Net asset value, end of period	$25.18	$26.03	$18.66	$23.35	$24.23
Total return (%)[2]	5.93	46.50	(11.05)	10.33	51.84
Ratios and supplemental data
Net assets, end of period (in millions)	$408	$343	$262	$347	$408
Ratios (as a percentage of average net assets):
Expenses before reductions	0.72	0.74	0.74	0.71	0.76
Expenses including reductions	0.71	0.73	0.73	0.71	0.75
Net investment income (loss)	(0.11)	(0.18)	0.21	(0.16)	(0.06)
Portfolio turnover (%)	80	69	103	91	101

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK U.S. Growth Fund	10

CLASS R2 SHARES Period ended	3-31-25	3-31-24	3-31-23	3-31-22	3-31-21
Per share operating performance
Net asset value, beginning of period	$25.60	$18.42	$23.16	$24.15	$16.38
Net investment loss[1]	(0.13)	(0.12)	(0.03)	(0.14)	(0.10)
Net realized and unrealized gain (loss) on investments	1.78	8.41	(2.79)	2.77	8.48
Total from investment operations	1.65	8.29	(2.82)	2.63	8.38
Less distributions
From net realized gain	(2.63)	(1.11)	(1.92)	(3.62)	(0.61)
Net asset value, end of period	$24.62	$25.60	$18.42	$23.16	$24.15
Total return (%)[2]	5.50	45.88	(11.36)	9.89	51.24
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$1	$2	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.11	1.11	1.12	1.10	1.14
Expenses including reductions	1.10	1.10	1.11	1.09	1.13
Net investment loss	(0.49)	(0.56)	(0.16)	(0.54)	(0.45)
Portfolio turnover (%)	80	69	103	91	101

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
11	JOHN HANCOCK U.S. Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	3-31-25	3-31-24	3-31-23	3-31-22	3-31-21
Per share operating performance
Net asset value, beginning of period	$26.00	$18.65	$23.36	$24.25	$16.41
Net investment income (loss)[1]	(0.07)	(0.08)	0.02	(0.05)	(0.03)
Net realized and unrealized gain (loss) on investments	1.81	8.56	(2.81)	2.78	8.48
Total from investment operations	1.74	8.48	(2.79)	2.73	8.45
Less distributions
From net investment income	—	(0.02)	—	—	—[2]
From net realized gain	(2.63)	(1.11)	(1.92)	(3.62)	(0.61)
Total distributions	(2.63)	(1.13)	(1.92)	(3.62)	(0.61)
Net asset value, end of period	$25.11	$26.00	$18.65	$23.36	$24.25
Total return (%)[3]	5.77	46.38	(11.13)	10.27	51.59
Ratios and supplemental data
Net assets, end of period (in millions)	$14	$16	$—[4]	$—[4]	$—[4]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.96	0.97	0.95	0.89	1.00
Expenses including reductions	0.85	0.86	0.84	0.79	0.89
Net investment income (loss)	(0.26)	(0.28)	0.12	(0.23)	(0.14)
Portfolio turnover (%)	80	69	103	91	101

[1]	Based on average daily shares outstanding.
[2]	Less than $0.005 per share.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Less than $500,000.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK U.S. Growth Fund	12

CLASS R6 SHARES Period ended	3-31-25	3-31-24	3-31-23	3-31-22	3-31-21
Per share operating performance
Net asset value, beginning of period	$26.21	$18.78	$23.45	$24.30	$16.42
Net investment income (loss)[1]	—[2]	(0.02)	0.06	(0.01)	0.01
Net realized and unrealized gain (loss) on investments	1.82	8.60	(2.81)	2.78	8.51
Total from investment operations	1.82	8.58	(2.75)	2.77	8.52
Less distributions
From net investment income	—	(0.04)	—	—	(0.03)
From net realized gain	(2.63)	(1.11)	(1.92)	(3.62)	(0.61)
Total distributions	(2.63)	(1.15)	(1.92)	(3.62)	(0.64)
Net asset value, end of period	$25.40	$26.21	$18.78	$23.45	$24.30
Total return (%)[3]	6.04	46.61	(10.91)	10.43	51.96
Ratios and supplemental data
Net assets, end of period (in millions)	$219	$175	$121	$145	$147
Ratios (as a percentage of average net assets):
Expenses before reductions	0.61	0.63	0.63	0.61	0.65
Expenses including reductions	0.60	0.62	0.63	0.60	0.64
Net investment income (loss)	—[4]	(0.07)	0.32	(0.05)	0.04
Portfolio turnover (%)	80	69	103	91	101

[1]	Based on average daily shares outstanding.
[2]	Less than $0.005 per share.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Less than 0.005%.
13	JOHN HANCOCK U.S. Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	3-31-25	3-31-24	3-31-23	3-31-22	3-31-21
Per share operating performance
Net asset value, beginning of period	$26.20	$18.77	$23.45	$24.29	$16.41
Net investment income (loss)[1]	—[2]	(0.01)	0.06	(0.01)	0.01
Net realized and unrealized gain (loss) on investments	1.82	8.59	(2.82)	2.79	8.51
Total from investment operations	1.82	8.58	(2.76)	2.78	8.52
Less distributions
From net investment income	—	(0.04)	—	—	(0.03)
From net realized gain	(2.63)	(1.11)	(1.92)	(3.62)	(0.61)
Total distributions	(2.63)	(1.15)	(1.92)	(3.62)	(0.64)
Net asset value, end of period	$25.39	$26.20	$18.77	$23.45	$24.29
Total return (%)[3]	6.04	46.64	(10.96)	10.48	52.01
Ratios and supplemental data
Net assets, end of period (in millions)	$74	$72	$45	$52	$54
Ratios (as a percentage of average net assets):
Expenses before reductions	0.60	0.62	0.62	0.60	0.64
Expenses including reductions	0.60	0.61	0.62	0.59	0.63
Net investment income (loss)	—[4]	(0.07)	0.33	(0.04)	0.06
Portfolio turnover (%)	80	69	103	91	101

[1]	Based on average daily shares outstanding.
[2]	Less than $0.005 per share.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK U.S. Growth Fund	14

Notes to financial statements
Note 1—Organization
John Hancock U.S. Growth Fund (the fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
At its meeting held on March 27, 2025, the Board of Trustees of the Trust voted to recommend that the shareholders of John Hancock Funds II Capital Appreciation Fund approve a reorganization, which is expected to be tax-free, of Capital Appreciation Fund into the fund (the reorganization). A shareholder meeting is scheduled to be held on or about July 9, 2025 to obtain shareholder approval for the reorganization.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
15	JOHN HANCOCK U.S. Growth Fund |

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of March 31, 2025, all investments are categorized as Level 1 under the hierarchy described above.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. Prior to September 27, 2024, JHCT was a prime money market fund investing in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a
| JOHN HANCOCK U.S. Growth Fund	16

lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations. As of March 31, 2025, there were no securities on loan.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. Commitment fees for the year ended March 31, 2025 were $8,403.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of March 31, 2025, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
17	JOHN HANCOCK U.S. Growth Fund |

The tax character of distributions for the years ended March 31, 2025 and 2024 was as follows:
	March 31, 2025	March 31, 2024
Ordinary income	$57,528,238	$7,505,143
Long-term capital gains	90,790,350	50,470,226
Total	$148,318,588	$57,975,369
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of March 31, 2025, the components of distributable earnings on a tax basis consisted of $28,258,425 of undistributed ordinary income and $30,778,905 of undistributed long-term capital gains.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and treating a portion of the proceeds from redemptions as distributions for tax purposes.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.600% of the first $500 million of the fund’s aggregate net assets; (b) 0.550% of the next $1.0 billion of the fund’s aggregate net assets; and (c) 0.530% of the fund’s aggregate net assets in excess of $1.5 billion. Aggregate net assets include the net assets of the fund and Manulife U.S. Diversified Growth Equity Fund, a series trust of The Manufacturers Life Insurance Company. The advisor has a subadvisory agreement with Wellington Management Company LLP. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended March 31, 2025, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
| JOHN HANCOCK U.S. Growth Fund	18

For the year ended March 31, 2025, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$70,276
Class C	2,030
Class I	33,853
Class R2	121
Class	Expense reduction
Class R4	$1,309
Class R6	17,345
Class NAV	6,586
Total	$131,520

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended March 31, 2025, were equivalent to a net annual effective rate of 0.54% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended March 31, 2025, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.25%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $15,531 for Class R4 shares for the year ended March 31, 2025.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $432,409 for the year ended March 31, 2025. Of this amount, $72,183 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $360,226 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended March 31, 2025, CDSCs received by the Distributor amounted to $1,189 and $1,337 for Class A and Class C shares, respectively.
19	JOHN HANCOCK U.S. Growth Fund |

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended March 31, 2025 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$2,081,594	$929,292
Class C	240,738	26,825
Class I	—	447,654
Class R2	7,192	69
Class R4	54,362	732
Class R6	—	9,666
Total	$2,383,886	$1,414,238
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$3,520,000	5	5.121%	$2,504
Note 5—Fund share transactions
Transactions in fund shares for the years ended March 31, 2025 and 2024 were as follows:
	Year Ended 3-31-25		Year Ended 3-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	4,023,161	$107,701,716	2,656,205	$57,412,433
Distributions reinvested	2,897,904	78,069,585	1,430,523	31,657,465
Repurchased	(4,351,779)	(116,518,360)	(3,797,636)	(81,839,619)
Net increase	2,569,286	$69,252,941	289,092	$7,230,279
| JOHN HANCOCK U.S. Growth Fund	20

	Year Ended 3-31-25		Year Ended 3-31-24
	Shares	Amount	Shares	Amount
Class C shares
Sold	159,221	$3,890,227	179,237	$3,574,561
Distributions reinvested	98,463	2,421,203	52,568	1,079,229
Repurchased	(276,171)	(6,714,362)	(363,956)	(7,246,335)
Net decrease	(18,487)	$(402,932)	(132,151)	$(2,592,545)
Class I shares
Sold	6,078,170	$167,707,073	2,928,093	$65,999,253
Distributions reinvested	1,381,069	38,186,559	642,011	14,515,877
Repurchased	(4,433,041)	(121,755,168)	(4,413,852)	(96,739,681)
Net increase (decrease)	3,026,198	$84,138,464	(843,748)	$(16,224,551)
Class R2 shares
Sold	21,121	$585,014	8,893	$182,093
Distributions reinvested	5,215	141,229	2,559	56,990
Repurchased	(18,330)	(507,280)	(27,234)	(564,141)
Net increase (decrease)	8,006	$218,963	(15,782)	$(325,058)
Class R4 shares
Sold	36,291	$990,444	620,600	$15,778,814
Distributions reinvested	50,632	1,396,941	11	241
Repurchased	(141,550)	(3,805,702)	(1,777)	(45,525)
Net increase (decrease)	(54,627)	$(1,418,317)	618,834	$15,733,530
Class R6 shares
Sold	3,147,089	$86,447,193	1,636,063	$36,729,308
Distributions reinvested	697,915	19,464,855	316,176	7,196,156
Repurchased	(1,886,647)	(52,156,249)	(1,722,243)	(37,527,756)
Net increase	1,958,357	$53,755,799	229,996	$6,397,708
Class NAV shares
Sold	505,125	$14,348,132	456,152	$10,197,614
Distributions reinvested	265,000	7,388,199	127,749	2,907,566
Repurchased	(588,542)	(16,244,206)	(245,522)	(5,398,056)
Net increase	181,583	$5,492,125	338,379	$7,707,124
Total net increase	7,670,316	$211,037,043	484,620	$17,926,487
Affiliates of the fund owned 100% of shares of Class NAV on March 31, 2025. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $1,268,700,545 and $1,225,880,890, respectively, for the year ended March 31, 2025.
21	JOHN HANCOCK U.S. Growth Fund |

Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Information technology companies can be significantly affected by rapid obsolescence, short product cycles, competition from new market entrants, and heightened cybersecurity risk, among other factors.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	—	—	$1,482,250	$(1,482,250)	—	—	$538	—	—

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 9—New accounting pronouncement
In this reporting period, the fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation.  The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
| JOHN HANCOCK U.S. Growth Fund	22

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds III and Shareholders of John Hancock U.S. Growth Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock U.S. Growth Fund (one of the funds constituting John Hancock Funds III, referred to hereafter as the "Fund") as of March 31, 2025, the related statement of operations for the year ended March 31, 2025, the statements of changes in net assets for each of the two years in the period ended March 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2025 and the financial highlights for each of the five years in the period ended March 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
May 5, 2025
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
23	JOHN HANCOCK U.S. GROWTH FUND |

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended March 31, 2025.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund paid $97,191,733 in long-term capital gain dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2025 Form 1099-DIV in early 2026. This will reflect the tax character of all distributions paid in calendar year 2025.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
| JOHN HANCOCK U.S. GROWTH FUND	24

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock U.S. Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4377530	393A 3/25
5/25

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

                                                                        SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds III

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	May 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	May 5, 2025
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer,
Principal Financial Officer
Date:	May 5, 2025